Quarterly Holdings Report
for

Fidelity Freedom® 2040 Fund

June 30, 2020

F40-QTLY-0820
1.818372.115

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.14% to 0.17% 9/3/20 to 9/10/20 (a)
(Cost $28,461,899)	28,470,000	28,462,849
	Shares	Value

Domestic Equity Funds - 51.8%
Fidelity Series All-Sector Equity Fund (b)	47,175,995	$456,191,871
Fidelity Series Blue Chip Growth Fund (b)	49,387,185	885,512,220
Fidelity Series Commodity Strategy Fund (b)	147,551,376	566,597,282
Fidelity Series Growth Company Fund (b)	84,010,119	1,866,704,844
Fidelity Series Intrinsic Opportunities Fund (b)	122,848,947	1,841,505,711
Fidelity Series Large Cap Stock Fund (b)	114,355,448	1,608,981,157
Fidelity Series Large Cap Value Index Fund (b)	45,067,578	495,292,679
Fidelity Series Opportunistic Insights Fund (b)	49,330,215	950,099,942
Fidelity Series Small Cap Discovery Fund (b)	21,117,931	208,011,618
Fidelity Series Small Cap Opportunities Fund (b)	53,705,215	656,814,777
Fidelity Series Stock Selector Large Cap Value Fund (b)	119,834,613	1,246,279,976
Fidelity Series Value Discovery Fund (b)	80,728,209	944,520,044
TOTAL DOMESTIC EQUITY FUNDS
(Cost $9,620,444,869)		11,726,512,121

International Equity Funds - 40.9%
Fidelity Series Canada Fund (b)	54,092,139	516,039,003
Fidelity Series Emerging Markets Fund (b)	39,847,421	340,695,449
Fidelity Series Emerging Markets Opportunities Fund (b)	160,536,257	3,077,480,052
Fidelity Series International Growth Fund (b)	94,675,317	1,622,734,940
Fidelity Series International Small Cap Fund (b)	28,647,908	457,793,567
Fidelity Series International Value Fund (b)	192,987,124	1,623,021,709
Fidelity Series Overseas Fund (b)	156,673,121	1,616,866,606
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $8,404,263,245)		9,254,631,326

Bond Funds - 6.1%
Fidelity Series Emerging Markets Debt Fund (b)	14,992,862	134,485,971
Fidelity Series Floating Rate High Income Fund (b)	2,986,250	25,741,478
Fidelity Series High Income Fund (b)	17,953,521	158,529,592
Fidelity Series Inflation-Protected Bond Index Fund (b)	43,022,749	449,587,723
Fidelity Series International Credit Fund (b)	1,085,938	11,120,003
Fidelity Series Long-Term Treasury Bond Index Fund (b)	49,663,880	516,007,717
Fidelity Series Real Estate Income Fund (b)	9,596,918	92,706,231
TOTAL BOND FUNDS
(Cost $1,332,888,123)		1,388,178,715

Short-Term Funds - 1.1%
Fidelity Cash Central Fund 0.12% (c)	46,013,521	46,022,724
Fidelity Series Government Money Market Fund 0.25% (b)(d)	171,333,642	171,333,642
Fidelity Series Short-Term Credit Fund (b)	3,983,627	40,712,672
TOTAL SHORT-TERM FUNDS
(Cost $256,973,846)		258,069,038
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $19,643,031,982)		22,655,854,049
NET OTHER ASSETS (LIABILITIES) - 0.0%		(3,138,609)
NET ASSETS - 100%		$22,652,715,440

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	90	Sept. 2020	$4,435,650	$(3,397)	$(3,397)
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	164	Sept. 2020	25,339,640	(746,332)	(746,332)
ICE E-mini MSCI EAFE Index Contracts (United States)	327	Sept. 2020	29,076,840	(952)	(952)

TOTAL SOLD					(747,284)

TOTAL FUTURES CONTRACTS					$(750,681)

The notional amount of futures purchased as a percentage of Net Assets is 0.0%

The notional amount of futures sold as a percentage of Net Assets is 0.2%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $17,426,572.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$22,960
Total	$22,960

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$379,844,160	$1,381,517	$12,843,264	$--	$(998,148)	$88,807,606	$456,191,871
Fidelity Series Blue Chip Growth Fund	694,320,587	2,483,528	69,762,984	--	22,918,343	235,552,746	885,512,220
Fidelity Series Canada Fund	378,931,606	77,841,895	1,830,543	--	(359,989)	61,456,034	516,039,003
Fidelity Series Commodity Strategy Fund	646,206,631	18,311,393	124,072,651	--	(47,258,688)	73,410,597	566,597,282
Fidelity Series Emerging Markets Debt Fund	121,561,538	2,293,909	3,018,676	1,825,803	(59,087)	13,708,287	134,485,971
Fidelity Series Emerging Markets Fund	226,559,024	68,067,291	4,380,264	--	(49,161)	50,498,559	340,695,449
Fidelity Series Emerging Markets Opportunities Fund	2,128,703,375	463,640,377	39,389,267	--	417,495	524,108,072	3,077,480,052
Fidelity Series Floating Rate High Income Fund	24,311,225	413,981	730,324	300,730	(27,609)	1,774,205	25,741,478
Fidelity Series Government Money Market Fund 0.25%	579,793,482	75,733,728	484,193,568	365,609	--	--	171,333,642
Fidelity Series Growth Company Fund	1,429,457,131	5,178,461	137,136,219	--	60,993,940	508,211,531	1,866,704,844
Fidelity Series High Income Fund	148,721,571	2,826,975	3,651,625	2,260,717	(48,972)	10,681,643	158,529,592
Fidelity Series Inflation-Protected Bond Index Fund	413,241,334	71,244,069	49,490,427	226,487	100,688	14,492,059	449,587,723
Fidelity Series International Credit Fund	10,304,633	76,530	--	76,530	--	675,616	11,120,003
Fidelity Series International Growth Fund	1,620,917,039	4,960,050	279,801,400	--	51,009,308	225,649,943	1,622,734,940
Fidelity Series International Small Cap Fund	387,510,225	8,955,881	13,975,595	--	(678,338)	75,981,394	457,793,567
Fidelity Series International Value Fund	1,449,691,547	4,986,345	84,664,811	--	(18,256,524)	271,265,152	1,623,021,709
Fidelity Series Intrinsic Opportunities Fund	1,586,816,675	12,810,129	39,896,798	--	(3,899,312)	285,675,017	1,841,505,711
Fidelity Series Large Cap Stock Fund	1,407,477,972	5,394,407	44,290,622	--	(6,097,519)	246,496,919	1,608,981,157
Fidelity Series Large Cap Value Index Fund	386,286,675	70,453,661	10,242,269	--	(1,449,215)	50,243,827	495,292,679
Fidelity Series Long-Term Treasury Bond Index Fund	471,792,052	92,825,409	36,465,134	10,195,892	5,332,438	(17,477,048)	516,007,717
Fidelity Series Opportunistic Insights Fund	786,510,852	2,761,737	37,797,984	--	201,314	198,424,023	950,099,942
Fidelity Series Overseas Fund	1,343,371,459	71,085,940	64,732,829	--	(5,461,534)	272,603,570	1,616,866,606
Fidelity Series Real Estate Income Fund	81,495,734	1,618,641	2,288,359	1,263,777	(358,049)	12,238,264	92,706,231
Fidelity Series Short-Term Credit Fund	39,141,971	332,642	110,741	235,246	1,081	1,347,719	40,712,672
Fidelity Series Small Cap Discovery Fund	157,396,268	3,977,707	3,233,299	570,407	141,463	49,729,479	208,011,618
Fidelity Series Small Cap Opportunities Fund	548,656,569	6,038,542	10,366,590	--	(282,236)	112,768,492	656,814,777
Fidelity Series Stock Selector Large Cap Value Fund	1,032,007,516	76,721,827	19,855,962	--	(874,760)	158,281,355	1,246,279,976
Fidelity Series Value Discovery Fund	768,337,156	71,167,272	23,502,182	--	(3,356,577)	131,874,375	944,520,044
	$19,249,366,007	$1,223,583,844	$1,601,724,387	$17,321,198	$51,600,352	$3,658,479,436	$22,581,368,476

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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